SCHEDULE OF INTANGIBLE ASSET (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Software	$ 15,514	$ 12,516	$ 8,564
Less: Accumulated amortization	(10,370)	(8,599)	(7,295)
Intangible asset, net	$ 5,144	$ 3,917	$ 1,269